RBC Emerging Markets ex-China Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RBC Emerging Markets ex-China Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	33.12%	5.14%	20.33%